Schedule of piped gas distribution service concession (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Loss on disposal	R$ (30,623)	R$ (52,811)	R$ (26,368)
Gas distribution [member]
IfrsStatementLineItems [Line Items]
Intangible assets, ending	96,145	132,366
Transfers from accounts receivable - concessions	(1,398)	154,483
Transfers from contract assets	3,398	7,277
Amortization of quotas - concession and authorization	R$ (38,221)	(29,243)
Loss on disposal		R$ (151)